UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 RIVUS BOND FUND
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                ARMONK, NY 10504
               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                ARMONK, NY 10504
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                        Date of fiscal year end: MARCH 31

                   Date of reporting period: DECEMBER 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2008

                                                                                MOODY'S/
                                                                               STANDARD &         PRINCIPAL
                                                                            POOR'S RATING(a)   AMOUNT (000'S)      VALUE
                                                                            ----------------   --------------   -----------
LONG-TERM DEBT SECURITIES (98.05%)
AUTOMOTIVE (2.67%)
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30                                       Ca/CCC-           $1,000       $   240,000
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32                                Ca/CCC-            1,060           254,400
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 10/01/13                    Caa1/CCC+           1,000           690,927
General Motors Acceptance Corp. LLC, Sr. Unsec. Notes, 7.25%, 03/02/11             C/D              1,000           849,835
Meritor Automotive, Inc., Co. Gty., 6.80%, 02/15/09                               B2/B                 87            84,825
                                                                                                                -----------
                                                                                                                  2,119,987
                                                                                                                -----------
CHEMICALS (0.45%)
Nova Chemicals Co., Sr. Unsec. Notes, 6.50%, 01/15/12                            Ba3/B+               500           207,500
Westlake Chemicals, Gtd., 6.625%, 01/15/16                                       Ba3/BB+              250           145,000
                                                                                                                -----------
                                                                                                                    352,500
                                                                                                                -----------
DIVERSIFIED FINANCIAL SERVICES (20.80%)
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17                                A1/A              1,000           888,873
Bear Stearns Co., Inc., Sr. Unsec. Notes, 7.25%, 02/01/18                        Aa2/A+               500           547,928
BNP Paribas, Sub. Notes, 5.186%, 06/29/35, 144A(b)                               Aa3/AA-            1,000           567,287
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/57(b)                              A3/BBB             1,000           771,237
Cobank, ACB, Sub. Notes, 7.875%, 04/16/18, 144A                                   NA/A                500           505,098
General Electric Capital Corp., Sr. Unsec. Notes, 6.00%, 06/15/12                Aaa/AAA            1,725         1,769,933
General Electric Capital Corp., Sr. Unsec. Notes, 6.125%, 02/22/11               Aaa/AAA            1,000         1,034,998
HSBC America Capital Trust II, Co. Gty., 8.38%, 05/15/27, 144A                    NA/A              2,500         2,484,765
HSBC Finance Corp., Sr. Unsec. Notes, 6.75%, 05/15/11                            Aa3/AA-            1,500         1,493,500
ICICI Bank Ltd., Unsub. Notes, 5.75%, 01/12/12, 144A                            Baa2/BBB-           1,000           788,280
JP Morgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17                             Aa1/A+             1,000         1,008,679
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12                           Aaa/AA+              500           577,427
Merrill Lynch & Co. Inc., Notes, 6.875%, 04/25/18                                Aa3/A+             1,000         1,046,026
Merrill Lynch & Co. Inc., Sub. Notes, 7.75%, 05/14/38                             A1/A                500           550,841
Sanwa Bank Ltd., Sr. Sub. Notes, 7.40%, 06/15/11                                  Aa3/A               500           484,065
UBS PFD Funding Trust I, Co. Gty., 8.622%, 10/29/49(b)                           A1/BBB+            1,000           604,146
UBS PFD Funding Trust V, Co. Gty., 6.243%, 05/29/49(b)                           A1/BBB+              500           273,062
Wachovia Capital Trust III, Bank Gtd., 5.80%, 03/15/65(b)                         A1/A+             1,000           590,000
Wells Fargo Capital XV, 9.75%, 12/29/49(b)                                        A1/A+               500           505,000
                                                                                                                -----------
                                                                                                                 16,491,145
                                                                                                                -----------
ENERGY (7.46%)
Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.95%, 09/15/16                     Baa3/BBB-             700           618,316
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26                                   A3/A-               500           569,938
Chesapeake Energy Corp., Co. Gty., 7.50%, 09/15/13                               Ba3/BB               500           430,000
Petrobras International Finance Co., Sr. Unsub. Notes, 6.125%, 10/06/16         Baa1/BBB              750           731,250
Transocean, Inc., Sr. Unsec. Notes, 7.50%, 04/15/31                             Baa2/BBB+             500           470,165
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24                            A2/A              2,539         3,094,449
                                                                                                                -----------
                                                                                                                  5,914,118
                                                                                                                -----------
GAMING, LODGING & LEISURE (0.94%)
Starwood Hotels & Resorts Worldwide, Inc., Gtd., 7.875%, 05/01/12               Baa3/BB+            1,000           745,000
                                                                                                                -----------
                                                                                                                    745,000
                                                                                                                -----------
HOME BUILDERS (0.93%)
Centex Corp., Sr. Unsec. Notes, 5.45%, 08/15/12                                  Ba3/BB-            1,000           740,000
                                                                                                                -----------
                                                                                                                    740,000
                                                                                                                -----------


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                MOODY'S/
                                                                               STANDARD &         PRINCIPAL
                                                                            POOR'S RATING(a)   AMOUNT (000'S)      VALUE
                                                                            ----------------   --------------   -----------
INDUSTRIAL (0.82%)
Belden, Inc., Sr. Sub. Notes, 7.00%, 03/15/17                                    Ba1/BB-           $  250       $   187,500
L-3 Communications Corp., Co. Gty., 6.125%, 07/15/13                             Ba3/BB+              500           460,000
                                                                                                                -----------
                                                                                                                    647,500
                                                                                                                -----------
INSURANCE (6.02%)
AIG Sunamerica Global Finance VI, Sr. Sec. Notes, 6.30%, 05/10/11, 144A          Aa3/A+             1,000           859,870
American International Group Inc., Debs., 8.175%, 05/15/38, 144A(b)             Baa1/BBB            1,000           389,025
Hartford Financial Services Group Inc., Sr. Unsec. Notes, 6.00%, 01/15/19         A3/A                500           363,401
ING USA Global Funding, Sec Notes, 4.62%, 10/09/09(b)                            Aa3/AA               100            92,342
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/58, 144A(b)                  Baa3/BB            1,000           550,000
Metlife, Inc., Sr. Unsec. Notes, 6.817%, 08/15/18                                 A2/A                500           476,201
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11(c)                              WR/NR             1,500         1,266,000
Sunamerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23                              A3/A-               750           460,818
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12                                    Baa2/BBB+             500           312,354
                                                                                                                -----------
                                                                                                                  4,770,011
                                                                                                                -----------
MEDIA (11.74%)
Comcast Corp., Gtd., 7.05%, 03/15/33                                            Baa2/BBB+           2,000         2,086,182
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 08/15/13                             B2/B+               500           118,750
Dex Media West, LLC, Sr. Unsec. Notes, 8.50%, 08/15/10                           B1/BB-               500           302,500
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22                              WR/BBB+            2,000         2,126,754
Idearc, Inc., Co. Gty., 8.00%, 11/15/16                                         Caa2/CCC              500            37,500
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95                          Baa1/BBB+           1,400         1,253,862
Quebecor World Capital Corp., Gtd., 6.125%, 11/15/13(d)                           WR/NR             1,000            27,500
Time Warner, Inc., Sr. Unsec. Notes, 9.15%, 02/01/23                            Baa2/BBB+           3,000         3,199,506
Viacom, Inc., Co. Gty., 7.875%, 07/30/30                                        Baa3/BBB              250           156,711
                                                                                                                -----------
                                                                                                                  9,309,265
                                                                                                                -----------
MINING (2.27%)
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18                     Baa1/A-              500           447,074
Freeport-McMoran C&G, Sr. Unsec. Notes, 8.375%, 04/01/17                        Ba2/BBB-              500           410,000
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17                                   Baa2/BBB+           1,000           942,800
                                                                                                                -----------
                                                                                                                  1,799,874
                                                                                                                -----------
PAPER (1.54%)
Abitibi-Consolidated, Inc., Sr. Unsec. Notes, 8.85%, 08/01/30                   Caa2/CCC-             500            37,500
Smurfit Capital Funding PLC, Co. Gty., 7.50%, 11/20/25                           Ba2/BB+            2,000         1,180,000
                                                                                                                -----------
                                                                                                                  1,217,500
                                                                                                                -----------
PHARMACEUTICALS (1.40%)
Amgen Inc., Sr. Notes, 6.15%, 06/01/18                                            A3/A+               500           530,362
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18                Aa1/AAA              500           578,307
                                                                                                                -----------
                                                                                                                  1,108,669
                                                                                                                -----------
REAL ESTATE INVESTMENT TRUST (REIT) (4.08%)
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13              Baa1/BBB+             750           536,722
Host Marriott LP, Sr. Sec. Notes, 7.00%, 08/15/12                               Ba1/BBB-              500           423,750
iStar Financial, Inc., Sr. Unsec. Notes, 6.00%, 12/15/10                        Ba3/BBB-            1,000           420,000
iStar Financial, Inc., Sr. Unsec. Notes, 8.625%, 06/01/13                       Ba3/BBB-              500           155,000
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18                                 Baa2/BBB            1,000           678,901
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15           Baa3/BBB-             500           365,740
Prologis, Sr. Unsec. Notes, 5.50%, 04/01/12                                     Baa2/BBB-             500           301,249
WEA Finance, LLC, Sr. Notes, 7.125%, 04/15/18, 144A                               A2/A-               500           354,696
                                                                                                                -----------
                                                                                                                  3,236,058
                                                                                                                -----------
RETAIL & RESTAURANT (2.76%)
Autonation, Inc., Co. Gty., 7.00%, 04/15/14                                      Ba2/BB+              500           365,000
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16                    Baa3/BBB              500           424,554
JC Penney Co., Inc., Sr. Unsec. Notes, 8.00%, 03/01/10                          Baa3/BBB-           1,000           970,729

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                MOODY'S/
                                                                               STANDARD &         PRINCIPAL
                                                                            POOR'S RATING(a)   AMOUNT (000'S)      VALUE
                                                                            ----------------   --------------   -----------
RETAIL & RESTAURANT (CONTINUED)
Yum! Brands, Inc., Sr. Unsec. Notes, 6.25%, 03/15/18                            Baa3/BBB-          $  500       $   431,442
                                                                                                                -----------
                                                                                                                  2,191,725
                                                                                                                -----------
TELECOMMUNICATIONS (9.80%)
Deutsche Telekom International Finance BV, Gtd., 8.75%, 06/15/30                Baa1/BBB+           2,000         2,466,284
France Telecom SA, Sr. Unsub. Notes, 7.75%, 03/01/11(e)                           A3/A-               750           789,228
GTE Corp., Co. Gty., 6.94%, 04/15/28                                              Baa1/A            1,500         1,388,055
Sprint Capital Corp., Co. Gty., 6.90%, 05/01/19                                   Ba2/BB            1,250           887,500
Valor Telecommunications Enterprises Finance Corp., Co. Gty., 7.75%,
   02/15/15                                                                      Baa3/BBB             500           417,500
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30                    A3/A             1,646         1,825,246
                                                                                                                -----------
                                                                                                                  7,773,813
                                                                                                                -----------
TRANSPORTATION (3.21%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b)                             Baa3/BBB-             250           157,500
Erac USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A                           Baa2/BBB           1,000           550,776
Federal Express Corp., Sr. Unsec. Notes, 9.65%, 06/15/12                         Baa2/BBB           1,750         1,837,491
                                                                                                                -----------
                                                                                                                  2,545,767
                                                                                                                -----------
UTILITIES (8.26%)
Avista Corp., 5.95%, 06/01/18                                                   Baa2/BBB+             500           475,782
Dominion Resources, Inc., Sr. Unsub., Series 07-A, 6.00%, 11/30/17               Baa2/A-              500           480,009
DPL, Inc., Sr. Notes, 8.00%, 03/31/09(f)                                          NA/NA             1,000         1,003,973
FPL Group Capital, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b)                  A3/BBB+              500           280,000
Hydro-Quebec, Gtd., 8.25%, 04/15/26                                               Aa2/A+            1,550         2,358,992
Midamerican Funding LLC, Sr. Sec. Bonds, 6.927%, 03/01/29                        A3/BBB+              500           456,883
NSTAR, Unsec. Notes, 8.00%, 02/15/10                                               A2/A               500           513,684
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16                                 A3/BBB              500           478,391
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11                           A3/A               500           501,097
                                                                                                                -----------
                                                                                                                  6,548,811
                                                                                                                -----------
MORTGAGE BACKED SECURITIES (11.56%)
FHLMC Pool # A15675, 6.00%, 11/01/33                                             Aaa/AAA              867           896,108
FHLMC Pool # B11892, 4.50%, 01/01/19                                             Aaa/AAA            1,181         1,215,346
FNMA Pool # 754791, 6.50%, 12/01/33                                              Aaa/AAA            1,167         1,217,154
FNMA Pool # 763852, 5.50%, 02/01/34                                              Aaa/AAA            1,994         2,047,056
FNMA Pool # 889554, 6.00%, 04/01/38                                              Aaa/AAA            1,887         1,944,901
GNSF Pool # 417239, 7.00%, 02/15/26                                              Aaa/AAA               45            47,860
GNSF Pool # 780374, 7.50%, 12/15/23                                              Aaa/AAA               23            23,704
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29%,
   03/03/16, 144A                                                                Aaa/AAA              500           511,976
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49            NA/AAA              750           561,608
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3,
   5.679%, 10/15/48                                                              Aaa/AAA              500           304,646
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class
   1A19, 6.00%, 07/25/37                                                          A2/NA               451           397,476
                                                                                                                -----------
                                                                                                                  9,167,835
                                                                                                                -----------
ASSET BACKED SECURITIES (1.34%)
CPS Auto Trust, Series 2007-C, Class A3, 5.43%, 05/15/12, 144A                   Aa3/AAA              590           543,671
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%,
   03/25/37                                                                      Aaa/AAA              572           518,212
                                                                                                                -----------
                                                                                                                  1,061,883
                                                                                                                -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

TOTAL INVESTMENTS (98.05%)
   (Cost $90,210,298)*                                                                                          $77,741,461
                                                                                                                -----------
OTHER ASSETS AND LIABILITIES (1.95%)                                                                              1,546,846
                                                                                                                -----------
NET ASSETS (100.00%)                                                                                            $79,288,307
                                                                                                                ===========

(a) Ratings for debt securities are unaudited. All ratings are as of December 31, 2008 and may have changed subsequently.

(b)  Variable rate security. Rate disclosed is as of December 31, 2008.

(c)  Security was valued using fair value procedures as of December 31, 2008.

(d)  Security is in default.

(e)  Multi-Step Coupon. Rate disclosed is as of December 31, 2008.

(f)  Security rated BBB+ by Fitch.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2008, these securities amounted to 10.22% of net assets.

*    Aggregate cost for Federal income tax purposes $90,210,298.

Gross unrealized Appreciation   $  2,376,493
Gross unrealized Depreciation    (14,845,330)
                                ------------
Net unrealized Depreciation     $(12,468,837)
                                ============

LEGEND

Co. Gty. -- Company Guaranty
Debs.    -- Debentures
FHLMC    -- Federal Home Loan Mortgage Corp.
FNMA     -- Federal National Mortgage Association
GNSF     -- Government National Mortgage Association (Single Family)
Gtd.     -- Guaranteed
NA       -- Not Available
NR       -- Not Rated
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated
WR       -- Withdrawn Rating

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                 RIVUS BOND FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2008

                                   (UNAUDITED)

A. SECURITY VALUATION:

SECURITY VALUATION - In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Trustees. At December 31, 2008, Penn Central Corp. was valued using fair value procedures and represents 1.60% of net assets.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of April 1, 2008, the beginning of the Fund's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund's net assets as of December 31, 2008 is as follows:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $        --
Level 2 - Other Significant Observable Inputs      76,475,461
Level 3 - Significant Unobservable Inputs           1,266,000
                                                  -----------
TOTAL                                             $77,741,461
                                                  ===========

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                   INVESTMENTS IN SECURITIES
                                                         (MARKET VALUE)
                                                   -------------------------
BALANCE AS OF MARCH 31, 2008                               $2,212,515
Accrued discounts/premiums                                     (8,674)
Realized gain (loss)                                               --
Change in unrealized appreciation (depreciation)             (341,576)
Net purchases (sales)                                              --
Transfer in and/or out of Level 3                            (596,265)
                                                           ----------
BALANCE AS OF DECEMBER 31, 2008                            $1,266,000
                                                           ==========

                                RIVUS BOND FUND

                NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                         DECEMBER 31, 2008 (CONTINUED)

                                  (UNAUDITED)

B. NEW ACCOUNTING PRONOUNCEMENTS:

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchanged Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RIVUS BOND FUND


By (Signature and Title)*  /S/ CLIFFORD D. CORSO
                           -----------------------------------------------------
                           Clifford D. Corso, President
                           (principal executive officer)

Date                        February 23, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CLIFFORD D. CORSO
                           -----------------------------------------------------
                           Clifford D. Corso, President
                           (principal executive officer)

Date                        February 23, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARC D. MORRIS
                           -----------------------------------------------------
                           Marc D. Morris, Treasurer
                           (principal financial officer)

Date                        February 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.